Commitments and Contingencies (Details 2) (USD $)	12 Months Ended			1 Months Ended					12 Months Ended											12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 27, 2013 Seaboard Marine item	Jul. 27, 2013 Seaboard Marine	Jul. 28, 2012 Commodity Trading and Milling	Jun. 30, 2012 Commodity Trading and Milling item	Dec. 31, 2013 Hog procurement contracts	Dec. 31, 2013 Hog procurement contracts Pork segment	Dec. 31, 2012 Hog procurement contracts Pork segment	Dec. 31, 2011 Hog procurement contracts Pork segment	Dec. 31, 2013 Grain and feed ingredients	Dec. 31, 2013 Grain purchase contracts for resale	Dec. 31, 2013 Fuel supply contract	Dec. 31, 2013 Equipment purchases and facility improvements	Dec. 31, 2013 Construction of new dry bulk vessels	Dec. 31, 2013 Other purchase commitments	Dec. 31, 2013 Total firm purchase commitments	Dec. 31, 2013 Vessel, time and voyage-charters	Dec. 31, 2013 Vessel, time and voyage-charters Marine	Dec. 31, 2012 Vessel, time and voyage-charters Marine	Dec. 31, 2011 Vessel, time and voyage-charters Marine	Dec. 31, 2013 Vessel, time and voyage-charters Marine Minimum	Dec. 31, 2013 Vessel, time and voyage-charters Marine Maximum	Dec. 31, 2013 Contract grower finishing agreements	Dec. 31, 2013 Contract grower finishing agreements Pork segment	Dec. 31, 2012 Contract grower finishing agreements Pork segment	Dec. 31, 2011 Contract grower finishing agreements Pork segment
Commitments
2014	$ 1,058,170,000							$ 169,691,000				$ 69,280,000	$ 536,367,000	$ 65,678,000	$ 42,312,000	$ 62,233,000	$ 14,268,000	$ 959,829,000	$ 67,108,000						$ 11,507,000
2015	210,338,000							113,004,000				3,659,000				14,681,000	3,413,000	134,757,000	44,244,000						10,060,000
2016	143,820,000							90,424,000									1,465,000	91,889,000	20,837,000						10,269,000
2017	122,059,000							70,651,000									34,000	70,685,000	18,993,000						10,187,000
2018	53,786,000							4,582,000									35,000	4,617,000	19,157,000						7,397,000
Thereafter	297,618,000																103,000	103,000	62,393,000						2,703,000
Operating Leases
2014	19,726,000
2015	21,277,000
2016	20,825,000
2017	22,194,000
2018	22,615,000
Thereafter	232,419,000
Rental expense for operating leases	33,995,000	29,224,000	25,916,000
Conditional and Unconditional Commitments
Incentive payments for achieving certain performance standards																										1,500,000
Amount paid under the contract									190,519,000	190,471,000	181,383,000									90,784,000	88,110,000	87,895,000
Number of dry bulk vessels to be built							4
Cost of dry bulk vessels to be built							92,000,000
Amount paid under the agreement						8,300,000																				13,194,000	13,641,000	13,037,000
Contract period																							1 year	10 years
Renewal option period				5 years
Increase in terminal agreement total minimum payments over the initial term of the agreement					$ 75,600,000
Number of five-year renewal options				3